Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 795	£ 569
Short-term deposits	3,912	3,305
Total cash and cash equivalents	£ 4,707	£ 3,874	£ 3,833